Note 4 - Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2023	2022
Cash and cash equivalents	$1,187	$1,624
Restricted cash	10,265	10,426
Total cash, cash equivalents and restricted cash	$11,452	$12,050